ACQUISITIONS (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013
Definite-lived intangible assets
Contingent consideration, less current portion	$ 5,409	$ 650		$ 650
Amortization expense	4,030
Pro Forma Operating Results
Net sales	2,258,736	1,626,233
Net income	4,729	(26,967)
Net income per common share - basic (in dollars per share)	$ 0.12	$ (0.80)
Net income per common share - diluted (in dollars per share)	$ 0.11	$ (0.80)
Patient relationships
Definite-lived intangible assets
Useful Life	7 years 6 months	10 years
Trade names and trademarks
Definite-lived intangible assets
Useful Life	10 years	10 years
Non-compete employment agreements
Definite-lived intangible assets
Useful Life	5 years	5 years
MedPro Rx, Inc.
Definite-lived intangible assets
Amount			37,099
Contingent consideration, less current portion	9,891		4,270
Contingent consideration related charges	5,621
MedPro Rx, Inc. | Patient relationships
Definite-lived intangible assets
Useful Life			7 years
Amount			24,000
MedPro Rx, Inc. | Trade names and trademarks
Definite-lived intangible assets
Useful Life			10 years
Amount			8,700
MedPro Rx, Inc. | Non-compete employment agreements
Definite-lived intangible assets
Useful Life			5 years
Amount			4,399
American Homecare Federation, Inc
Definite-lived intangible assets
Amount		7,100		7,100
Maximum estimated contingent payout	2,000
Contingent consideration, less current portion	1,800	1,300		1,300
Contingent consideration related charges	500
American Homecare Federation, Inc | Patient relationships
Definite-lived intangible assets
Useful Life				10 years
Amount		5,100		5,100
American Homecare Federation, Inc | Trade names and trademarks
Definite-lived intangible assets
Useful Life				10 years
Amount		1,400		1,400
American Homecare Federation, Inc | Non-compete employment agreements
Definite-lived intangible assets
Useful Life				5 years
Amount		$ 600		$ 600